FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Market Price Sensitivity Tests (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Equity Securities at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 33,480	S/ 32,649
Equity Securities at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 83,700	81,621
Equity Securities at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 100,440	97,946
Mutual Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 108,747	157,932
Mutual Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 271,867	394,831
Mutual Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 326,241	473,797
Restricted Mutual Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 33,416	35,132
Restricted Mutual Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 83,541	87,829
Restricted Mutual Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 100,249	105,395
Participation in RAL Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 14,541	16,778
Participation in RAL Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 36,354	41,945
Participation in RAL Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 43,624	50,334
Investment Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 118,071	86,053
Investment Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 295,178	215,133
Investment Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 354,214	258,160
Hedge Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 29	28
Hedge Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 73	70
Hedge Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 87	84
Exchange Trade Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 2,958	2,504
Exchange Trade Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 7,396	6,261
Exchange Trade Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 8,875	S/ 7,513